CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Preferred stock	Preferred stock Legacy TOI Preferred Stock	Preferred stock Previously Reported	Preferred stock Previously Reported Legacy TOI Preferred Stock	Preferred stock Revision of Prior Period, Adjustment Legacy TOI Preferred Stock	Common stock	Common stock Legacy TOI Common Stock	Common stock Previously Reported	Common stock Previously Reported Legacy TOI Common Stock	Common stock Revision of Prior Period, Adjustment	Common stock Revision of Prior Period, Adjustment Legacy TOI Common Stock	Additional paid in capital	Additional paid in capital Previously Reported	Additional paid in capital Revision of Prior Period, Adjustment	Retained Earnings/ (Accumulated Deficit)	Retained Earnings/ (Accumulated Deficit) Previously Reported
Balance at beginning (in shares) at Dec. 31, 2019				0	0		11,451	(11,451)	59,101,090	0		100	59,101,090	(100)
Balance at beginning at Dec. 31, 2019	$ 42,222	$ (5,921)	$ 48,143	$ 0	$ 0		$ 100,114	$ (100,114)	$ 6	$ 0		$ 0	$ 6		$ 48,231	$ 94	$ 48,137	$ (6,015)	$ (6,015)
Changes in Stockholders' Equity
Net income (loss)	(14,322)																	(14,322)
Issuance of common stock upon exercise of options (in shares)									59,102
Issuance of common stock upon exercise of options	50														50
Deemed dividend on extinguishment of Legacy TOI preferred stock re-issuance															31,970			(31,970)
Share-based compensation expense	151														151
Balance at ending (in shares) at Dec. 31, 2020				0	0	0	11,451	(11,451)	59,160,192	0	0	0	59,160,192
Balance at ending at Dec. 31, 2020	28,101	(52,013)	80,114	$ 0	$ 0	$ 0	$ 100	$ (100)	$ 6	$ 0	$ 0	$ 0	$ 6		80,402	294	80,108	(52,307)	(52,307)
Changes in Stockholders' Equity
Net income (loss)	(996)																	(996)
Legacy TOI preferred stock issued and issuance of common stock (in shares)									6,861,637
Legacy TOI preferred stock issued and issuance of common stock	19,999								$ 1						19,998
Share-based compensation expense	42														42
Balance at ending (in shares) at Mar. 31, 2021				0	0				66,021,829	0
Balance at ending at Mar. 31, 2021	47,146			$ 0	$ 0				$ 7	$ 0					100,442			(53,303)
Balance at beginning (in shares) at Dec. 31, 2020				0	0	0	11,451	(11,451)	59,160,192	0	0	0	59,160,192
Balance at beginning at Dec. 31, 2020	28,101	(52,013)	80,114	$ 0	$ 0	$ 0	$ 100	$ (100)	$ 6	$ 0	$ 0	$ 0	$ 6		80,402	294	80,108	(52,307)	(52,307)
Changes in Stockholders' Equity
Net income (loss)	$ 2,209
Issuance of common stock upon exercise of options (in shares)	0
Balance at ending (in shares) at Jun. 30, 2021				0	0				66,021,829	0
Balance at ending at Jun. 30, 2021	$ 50,402			$ 0	$ 0				$ 7	$ 0					100,493			(50,098)
Balance at beginning (in shares) at Dec. 31, 2020				0	0	0	11,451	(11,451)	59,160,192	0	0	0	59,160,192
Balance at beginning at Dec. 31, 2020	28,101	$ (52,013)	$ 80,114	$ 0	$ 0	$ 0	$ 100	$ (100)	$ 6	$ 0	$ 0	$ 0	$ 6		80,402	$ 294	$ 80,108	(52,307)	$ (52,307)
Changes in Stockholders' Equity
Net income (loss)	(10,927)																	(10,927)
Legacy TOI preferred stock issued and issuance of common stock (in shares)									14,088,850
Legacy TOI preferred stock issued and issuance of common stock	46,099								$ 1						46,098
Preferred stock issued in connection with the Closing of the Business Combination (in shares)				163,510
Preferred stock issued in connection with the Closing of the Business Combination	16,351														16,351
Share-based compensation expense	24,535														24,535
Balance at ending (in shares) at Dec. 31, 2021				163,510					73,249,042
Balance at ending at Dec. 31, 2021	104,159			$ 0					$ 7						167,386			(63,234)
Balance at beginning (in shares) at Mar. 31, 2021				0	0				66,021,829	0
Balance at beginning at Mar. 31, 2021	47,146			$ 0	$ 0				$ 7	$ 0					100,442			(53,303)
Changes in Stockholders' Equity
Net income (loss)	3,205																	3,205
Share-based compensation expense	51														51
Balance at ending (in shares) at Jun. 30, 2021				0	0				66,021,829	0
Balance at ending at Jun. 30, 2021	50,402			$ 0	$ 0				$ 7	$ 0					100,493			(50,098)
Balance at beginning (in shares) at Dec. 31, 2021				163,510					73,249,042
Balance at beginning at Dec. 31, 2021	104,159			$ 0					$ 7						167,386			(63,234)
Changes in Stockholders' Equity
Net income (loss)	19,286																	19,286
Share-based compensation expense	8,553														8,553
Balance at ending (in shares) at Mar. 31, 2022				163,510					73,276,230
Balance at ending at Mar. 31, 2022	131,998			$ 0					$ 7						175,939			(43,948)
Balance at beginning (in shares) at Dec. 31, 2021				163,510					73,249,042
Balance at beginning at Dec. 31, 2021	104,159			$ 0					$ 7						167,386			(63,234)
Changes in Stockholders' Equity
Net income (loss)	$ 13,833
Issuance of common stock upon exercise of options (in shares)	366,684
Balance at ending (in shares) at Jun. 30, 2022				166,640					71,980,872
Balance at ending at Jun. 30, 2022	$ 123,983			$ 0					$ 7						173,377			(49,401)
Balance at beginning (in shares) at Mar. 31, 2022				163,510					73,276,230
Balance at beginning at Mar. 31, 2022	131,998			$ 0					$ 7						175,939			(43,948)
Changes in Stockholders' Equity
Net income (loss)	(5,453)																	(5,453)
Issuance of common stock upon exercise of options (in shares)									366,684
Issuance of common stock upon exercise of options	337														337
Share-based compensation expense	6,514														6,514
Balance at ending (in shares) at Jun. 30, 2022				166,640					71,980,872
Balance at ending at Jun. 30, 2022	$ 123,983			$ 0					$ 7						$ 173,377			$ (49,401)